Accruals and Other Payables (Tables)	12 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Summary of Accruals and Other Payables

Accruals and other payables consist of the following:

June 30, 2024
$
Other payables - non-current
Other payables*	2,257,500

Accruals and other payables - current
Other payables**	3,055,916
Accrued expenses	155,916
3,211,832

Total	5,469,332

* Other payables - non-current mainly consist of payable for deferred underwriting fees.

** Other payables - current consist of payable for professional service fees in relation to business combination, and advisory and commitment fees incurred for a standby equity purchase agreement (Note 13).